Consolidated Statement of Financial Condition (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2023		Sep. 30, 2024
Amortized Cost	$ 1,179,576	[1],[2]	$ 3,246,424
Foreign currencies, cost	$ 1,166		$ 2,324
Common shares, par value (in dollars per share)	$ 0.01		$ 0.01
Common shares issued (in shares)	26,133,510.522		69,008,371.263
Common shares outstanding (in shares)	26,133,510.522		69,008,371.263
Common Class I
Common shares, par value (in dollars per share)	$ 0.01		$ 0.01
Common shares outstanding (in shares)	26,133,510.522		66,374,648.607
Common Class S
Common shares, par value (in dollars per share)	$ 0.01		$ 0.01
Common shares outstanding (in shares)			2,633,722.656

[1]	Equity investments are non-income producing securities, unless otherwise noted.
[2]	Ownership of certain equity investments occurs through a holding company or partnership.